Property and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Buildings	$1,943	$7,451
Furniture and equipment	581	844
Motor vehicles	36	36
Office improvements	1943	1,882
Subtotal	4,503	10,213
Less: accumulated depreciation	(2,375)	(3,170)
Property and equipment, net	$2,128	$7,043

Depreciation expenses for the six months ended June 30, 2026 and 2025 amounted to approximately $0.20 million and $0.30 million, respectively.

During the six months ended June 30, 2026 the Company disposed of certain property, plant and equipment with a total cost of $5,964,918 and accumulated depreciation of $1,082,376, resulting in a net book value of $4,882,542. Net cash proceeds from these disposals were $2,077,945, and the Company recognized a loss on disposal of $2,804,597, which is included in other expense, net in the accompanying unaudited condensed consolidated statements of loss and comprehensive loss.

The Company did not recognize any impairment loss on property and equipment for the six months ended June 30, 2026 and year ended December 31, 2025.